Defined benefit plans (Detail 5.1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit		$ 188	$ 481	$ 440
Major pension plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		413	465
Interest expense related to defined benefit obligation		299	331
Interest income related to plan assets		(306)	(313)
Interest expense on asset ceiling effect		23	13
Administration expenses, taxes and premiums paid		14	15
Past service cost related to plan amendments		(237)	0
Curtailments		(20)	(50)
Net periodic expenses recognized in net profit		186	460	417
Swiss plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		405	456
Interest expense related to defined benefit obligation		151	166
Interest income related to plan assets		(177)	(181)
Interest expense on asset ceiling effect		23	13
Administration expenses, taxes and premiums paid		11	10
Past service cost related to plan amendments		(241)	0
Curtailments		(20)	(50)
Net periodic expenses recognized in net profit	[1]	153	414	386
UK plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		0	0
Interest expense related to defined benefit obligation		93	102
Interest income related to plan assets		(86)	(88)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		0	0
Past service cost related to plan amendments		4	0
Curtailments		0	0
Net periodic expenses recognized in net profit		11	15	(2)
US and German plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		7	9
Interest expense related to defined benefit obligation		55	63
Interest income related to plan assets		(44)	(44)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		3	4
Past service cost related to plan amendments		0	0
Curtailments		0	0
Net periodic expenses recognized in net profit		22	31	34
UBS AG
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit		140	365	438
UBS AG | Major pension plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		258	338
Interest expense related to defined benefit obligation		241	284
Interest income related to plan assets		(238)	(262)
Interest expense on asset ceiling effect		14	9
Administration expenses, taxes and premiums paid		10	12
Past service cost related to plan amendments		(128)	0
Curtailments		(17)	(28)
Net periodic expenses recognized in net profit		141	354	417
UBS AG | Swiss plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		251	330
Interest expense related to defined benefit obligation		93	119
Interest income related to plan assets		(109)	(130)
Interest expense on asset ceiling effect		14	9
Administration expenses, taxes and premiums paid		7	7
Past service cost related to plan amendments		(132)	0
Curtailments		(17)	(28)
Net periodic expenses recognized in net profit	[1]	108	307	386
UBS AG | UK plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		0	0
Interest expense related to defined benefit obligation		93	102
Interest income related to plan assets		(86)	(88)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		0	0
Past service cost related to plan amendments		4	0
Curtailments		0	0
Net periodic expenses recognized in net profit		11	15	(2)
UBS AG | US and German plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		7	9
Interest expense related to defined benefit obligation		55	63
Interest income related to plan assets		(44)	(44)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		3	4
Past service cost related to plan amendments		0	0
Curtailments		0	0
Net periodic expenses recognized in net profit		$ 22	$ 31	$ 34

[1]	Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 29a for more information on these changes.